Commitments and contingencies	12 Months Ended
Dec. 31, 2011
Commitments and contingencies.
Commitments and contingencies

13. Commitments and contingencies

Employee retirement savings plan

We have a retirement savings plan pursuant to Section 401(k) of the Internal Revenue Code whereby our employees may contribute a portion of their compensation to their respective retirement accounts in an amount not to exceed the maximum allowed under the Internal Revenue Code.  In addition to employee contributions, we have elected to provide discretionary profit sharing contributions (subject to statutory limitations), which amounted to approximately $1.3 million , $1.4 million, and $0.8 million, respectively, for the years ended December 31, 2011, 2010, and 2009. Employees who participate in the plan are immediately vested in their contributions and in the contributions of the Company.

Concentration of credit risk

We maintain our cash and cash equivalents at insured financial institutions.  The combined account balances at each institution periodically exceed FDIC insurance coverage of $250,000, and, as a result, there is a concentration of credit risk related to amounts in excess of FDIC insurance coverage.  We have not experienced any losses to date on our invested cash.

We are dependent on rental income from relatively few tenants in the life science industry.  The inability of any single tenant to make its lease payments could adversely affect our operations.  As of December 31, 2011, we held 474 leases with a total of 388 tenants and 69 of our 173 properties were each leased to a single tenant.  As of December 31, 2011, our three largest tenants accounted for approximately 13.6% of our aggregate annualized base rent.

Commitments

As of December 31, 2011, remaining aggregate costs under contract for the construction of properties undergoing development and redevelopment and generic life science laboratory infrastructure improvements under the terms of leases approximated $255.3 million.  We expect payments for these obligations to occur over the next one to three years, subject to capital planning adjustments from time to time.  We were also committed to fund approximately $57.3 million for certain investments over the next six years.

A wholly-owned subsidiary of the Company previously executed a ground lease, as ground lessee, for the development site in New York City located at and adjacent to 450 E. 29th Street.  That ground lease requires the construction of a second building approximating 407,000 rentable square feet to commence no later than October 31, 2013.  Commencement of construction of the second building includes, among other things, site preparation in order to accommodate a construction crane, erection of a construction crane, renewal of permits, and updating the construction plans and specifications. The ground lease provides further that substantial completion of the second building  occur by October 31, 2015, meaning satisfying conditions which include substantially completed construction in accordance with the plans and the issuance of either temporary or permanent certificates of occupancy for the core and shell.  The ground lease also provides that by October 31, 2016, the ground lessee obtain a temporary or permanent certificate of occupancy for the core and shell of both the first building (which has occurred) and the second building.  In each case, the target dates above are subject to force majeure, to contractual cure rights, to other legal remedies available to ground lessees generally, and to change for any reason by agreement between both parties under the ground lease.  Lastly, if the above dates are not met, the ground lease provides contractual cure rights and the ground lease does not provide for the payment of additional rent, a late fee, or other monetary penalty.

Rental expense

Our rental expense attributable to continuing operations for the years ended December 31, 2011, 2010, and 2009 was approximately $10.2 million, $8.8 million, and $8.2 million, respectively.  These rental expense amounts include certain operating leases for our headquarters and field offices, and ground leases for 21 of our properties and six land development parcels.  Ground leases generally require fixed annual rent payments and may also include escalation clauses and renewal options.  Future minimum lease obligations under non-cancelable ground and other operating leases as of December 31, 2011, were as follows (in thousands):

Year	Office leases	Ground leases	Total
2012	$1,354	$11,222	$12,576
2013	783	11,194	11,977
2014	819	9,906	10,725
2015	862	9,748	10,610
2016	898	10,467	11,365
Thereafter	2,794	627,828	630,622
	$7,510	$680,365	$687,875

Our operating lease obligations have remaining lease terms ranging from less than one year to up to 13 years, exclusive of extension options.  Our ground lease obligations have remaining lease terms from 22 to 99 years, exclusive of extension options.